Business Segment Information: Schedule of Segment Reporting Information, by Segment (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

Three months ended or as of September 30, 2013	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ 36	$ -	$ 36
Contract charges	6	-	6
Net investment income	32	-	32

Total revenues	74	-	74

Benefits and expenses
Life and health insurance claims and benefits, net	29	-	29
Interest credited to policyholder account balances	2	-	2
Operating and other expenses	40	-	40

Total benefits and expenses	71	-	71

Income (loss) before income taxes	3	-	3

Income tax expense	(8)	-	(8)

Net income (loss)	11	-	11

Change in unrealized gains (losses), net of tax (benefit)	(3)	-	(3)

Other comprehensive income (loss)	(3)	-	(3)

Total comprehensive income (loss)	$ 8	$ -	$ 8

Reinsurance recoverable from affiliate	$ 26,413	$ -	$ 26,413
Assets on deposit	-	28,769	28,769
Claim and policy benefit reserves - life and health	23,660	-	23,660
Policyholder account balances	3,735	28,769	32,504

Nine months ended or as of September 30, 2013	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ 105	$ -	$ 105
Contract charges	14	-	14
Net investment income	138	-	138

Total revenues	257	-	257

Benefits and expenses
Life and health insurance claims and benefits, net	118	-	118
Interest credited to policyholder account balances	6	-	6
Operating and other expenses	71	-	71

Total benefits and expenses	195	-	195

Income (loss) before income taxes	62	-	62

Income tax expense	83	-	83

Net income (loss)	(21)	-	(21)

Change in unrealized gains (losses), net of tax (benefit)	(129)	-	(129)

Other comprehensive income (loss)	(129)	-	(129)

Total comprehensive income (loss)	$ (150)	$ -	$ (150)

Reinsurance recoverable from affiliate	$ 26,413	$ -	$ 26,413
Assets on deposit	-	28,769	28,769
Claim and policy benefit reserves - life and health	23,660	-	23,660
Policyholder account balances	3,735	28,769	32,504